Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
FAIR VALUE OF FINANCIAL INSTRUMENTS
The estimated fair value of a financial instrument is the current amount that would be exchanged between willing parties, other than in a forced liquidation. Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company’s various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument. ASC Topic 825, Financial Instruments, excludes certain financial instruments and all non-financial instruments from its disclosure requirements. Consequently, the aggregate fair value amounts presented may not necessarily represent the underlying fair value of the Company.
The carrying amount and estimated fair values, as well as the level within the fair value hierarchy, of the Company’s financial instruments are included in the tables below. See Note 1, Summary of Significant Accounting Policies, for a description of how fair value measurements are determined.

	December 31, 2015
(Dollars in thousands)	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and cash equivalents	$510,267	$510,267	$510,267	$—	$—
Investment securities	2,899,214	2,901,247	—	2,901,247	—
Loans and loans held for sale, net of unearned income and allowance for loan losses	14,355,297	14,674,749	—	166,247	14,508,502
FDIC loss share receivables	39,878	9,163	—	—	9,163
Derivative instruments	30,486	30,486	—	30,486	—

Financial Liabilities
Deposits	$16,178,748	$15,696,245	$—	$—	$15,696,245
Short-term borrowings	326,617	326,617	326,617	—	—
Long-term debt	340,447	309,847	—	—	309,847
Derivative instruments	24,939	24,939	—	24,939	—

	December 31, 2014
(Dollars in thousands)	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and cash equivalents	$548,095	$548,095	$548,095	$—	$—
Investment securities	2,275,813	2,278,334	—	2,278,334	—
Loans and loans held for sale, net of unearned income and allowance for loan losses	11,450,985	11,475,315	—	139,950	11,335,365
FDIC loss share receivables	69,627	19,606	—	—	19,606
Derivative instruments	32,903	32,903	—	32,903	—

Financial Liabilities
Deposits	$12,520,525	$12,298,017	$—	$—	$12,298,017
Short-term borrowings	845,742	845,742	845,742	—	—
Long-term debt	403,254	376,139	—	—	376,139
Derivative instruments	31,354	31,354	—	31,354	—

The fair value estimates presented herein are based upon pertinent information available to management as of December 31, 2015 and 2014. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date and, therefore, current estimates of fair value may differ significantly from the amounts presented herein.